RECENT ACCOUNTING STANDARDS	3 Months Ended
Mar. 31, 2012
RECENT ACCOUNTING STANDARDS
RECENT ACCOUNTING STANDARDS

NOTE 15. RECENT ACCOUNTING STANDARDS

Effective January 1, 2012, we adopted ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” The adoption had no impact on our financial condition, results of operations or cash flows.

Effective January 1, 2012, we adopted ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” which requires that all nonowner changes in shareholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption had no impact on our financial condition, results of operations or cash flows.

Effective January 1, 2012, we adopted ASU 2011-08, “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment,” which permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The adoption had no impact on our financial condition, results of operations or cash flows.